Supplementary Cash Flow Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Cash paid for
Interest	$ 969	$ 927
Income taxes	73	69
Change in working capital
Accounts receivable and other current assets	(204)	(74)
Prepaid expenses	1	(3)
Inventories	(8)	(6)
Regulatory assets - current portion	16	39
Accounts payable and other current liabilities	99	119
Regulatory liabilities - current portion	(6)	(172)
Changes in non-cash operating working capital	(102)	(97)
Non-cash investing and financing activities
Accrued capital expenditures	328	307
Common share dividends reinvested	272	253
Gila River generating station Unit 2 capital lease	223	0
Contributions in aid of construction	14	35
Exercise of stock options into common shares	$ 1	$ 5